Gain on Acquisitions, Disposals and Others (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Analysis of income and expense [abstract]
Gain on disposal of assets	$ (8)	$ (4)